Stockholders' equity - Summary of Capital reserves and profit reserves (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Capital reserves	R$ 2,250	R$ 2,326	R$ 1,982
Profit reserves	66,161	47,347	43,019
Total reserves at parent company	68,411	49,673	45,001
Premium on subscription of shares [Member]
Disclosure of reserves within equity [line items]
Capital reserves	284	284	284
Share-based payment [member]
Disclosure of reserves within equity [line items]
Capital reserves	1,962	2,038	1,694
Reserves from tax incentives, restatement of equity securities and other [Member]
Disclosure of reserves within equity [line items]
Capital reserves	4	4	4
Legal [Member]
Disclosure of reserves within equity [line items]
Profit reserves	13,586	12,274	11,326
Statutory [Member]
Disclosure of reserves within equity [line items]
Profit reserves	64,092	46,590	43,210
Corporate reorganizations [member]
Disclosure of reserves within equity [line items]
Profit reserves	R$ (11,517)	R$ (11,517)	R$ (11,517)